Goodwill And Other Acquired Intangible Assets (Schedule Of Amortization Expense Of Purchase Accounting Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization Expense of Acquired Finite Lived Intangible Assets [Line Items]
Aggregate amortization expense	$ 5,150	$ 5,121	$ 4,935
2013	4,721
2014	4,346
2015	3,546
2016	3,177
2017	1,694
2018 and thereafter	$ 2,576